Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Cash Flows From Operating Activities
Net income	$ 512.0	$ 459.1	$ 262.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	172.6	161.8	135.0
Lease expense	23.4	23.2	17.0
Deferred income taxes	48.4	49.8	85.8
Stock-based compensation	15.7	9.0	18.0
Asbestos adjustments loss	37.0	131.7	143.9
Excess tax benefits from share-based awards	(0.2)	(2.4)	(3.5)
Gain on sale of land	(12.7)	0.0	0.0
Loss on early debt extinguishment	0.0	0.0	13.1
Other, net	22.7	17.7	20.3
Changes in operating assets and liabilities:
Accounts and other receivables	32.1	(70.9)	46.4
Inventories	(70.8)	(64.3)	98.7
Lease assets and liabilities, net	(19.0)	(19.2)	(19.1)
Prepaid expenses and other assets	(12.3)	(5.7)	(14.2)
Insurance receivable - Asbestos	6.2	8.3	5.8
Accounts payable and accrued liabilities	(63.2)	136.7	25.0
Claims and handling costs paid - Asbestos	(107.9)	(118.8)	(106.4)
Income taxes payable	5.5	0.2	(14.7)
Other accrued liabilities	18.1	41.0	73.0
Net cash provided by operating activities	607.6	757.2	786.9
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(591.3)	(257.8)	(110.7)
Proceeds from sale of property, plant and equipment	14.1	0.0	1.6
Capitalized interest	(8.5)	(1.9)	(9.5)
Purchase of restricted investments - Asbestos	(180.1)	(114.6)	(25.0)
Proceeds from restricted investments - Asbestos	105.7	26.1	23.2
Net cash used in investing activities	(660.1)	(348.2)	(120.4)
Cash Flows From Financing Activities
Proceeds from credit facilities	450.0	390.0	0.0
Repayments of credit facilities	(260.0)	(350.0)	(130.0)
Repayment of senior unsecured notes	0.0	0.0	(400.0)
Call redemption premium paid to note holders	0.0	0.0	(9.5)
Debt issuance costs	0.0	(2.1)	0.0
Proceeds from issuance of shares	0.2	0.3	0.1
Repayment of finance lease obligations and borrowings	(1.5)	(1.0)	(0.8)
Shares repurchased	(78.4)	0.0	0.0
Dividends paid	(129.6)	(484.0)	0.0
Taxes paid related to net share settlement of equity awards	(6.1)	(2.8)	0.0
Net cash used in financing activities	(25.4)	(449.6)	(540.2)
Effects of exchange rate changes on cash and cash equivalents, restricted cash and restricted cash - Asbestos	(8.4)	(5.9)	6.3
Net (decrease) increase in cash and cash equivalents, restricted cash and restricted cash - Asbestos	(86.3)	(46.5)	132.6
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	271.9	318.4	185.8
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	185.6	271.9	318.4
Non-Cash Investing and Financing Activities
Capital expenditures incurred but not yet paid	34.7	32.3	18.0
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest	41.0	37.0	56.4
Cash payment (refund) during the year for income taxes, net	117.1	92.7	(3.7)
Cash paid to AICF	$ 109.6	$ 248.5	$ 153.3